Rockefeller Intermediate Tax Exempt New York Bond Fund
Schedule of Investments
August 31, 2021 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 98.37%
Georgia - 3.30%
City of Atlanta GA Airport Passenger Facility Charge
5.000%, 07/01/2035	$1,130,000	$1,451,405
Illinois - 1.50%
State of Illinois
4.000%, 03/01/2024	605,000	658,749
New York - 85.54%
City of New York, NY
4.000%, 08/01/2034	740,000	849,562
5.000%, 12/01/2035	1,230,000	1,559,418
City of Yonkers, NY
4.000%, 05/01/2035	750,000	887,132
County of Dutchess, NY
4.000%, 03/01/2032	500,000	581,433
County of Westchester, NY
4.000%, 12/01/2029	650,000	765,547
Metropolitan Transportation Authority
5.000%, 11/15/2026	1,190,000	1,257,710
5.000%, 11/15/2028	355,000	445,255
5.000%, 11/15/2029	1,000,000	1,056,882
4.000%, 11/15/2032	1,000,000	1,168,564
4.000%, 11/15/2035	750,000	874,854
Nassau County Interim Finance Authority
4.000%, 11/15/2034	1,275,000	1,604,942
New York City Housing Development Corp.
1.850%, 05/01/2026	250,000	261,277
2.850%, 11/01/2031	1,130,000	1,197,514
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2030	965,000	1,135,714
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 02/01/2034	500,000	608,703
5.000%, 02/01/2036	1,000,000	1,320,831
New York City Water & Sewer System
5.000%, 06/15/2031	500,000	616,992
4.000%, 06/15/2036	1,190,000	1,428,362
New York State Dormitory Authority
5.000%, 10/01/2032	1,000,000	1,214,202
4.000%, 03/15/2034	2,000,000	2,444,722
5.000%, 07/01/2034	1,000,000	1,168,248
5.000%, 03/15/2035	500,000	588,738
New York State Dormitory Authority - New York University
5.000%, 07/01/2033	1,090,000	1,274,748
New York State Dormitory Authority - State University of New York
5.000%, 07/01/2031	1,105,000	1,365,306
New York State Housing Finance Agency
2.125%, 11/01/2023	400,000	402,579
2.900%, 11/01/2025	190,000	200,481
3.050%, 11/01/2027	1,000,000	1,015,943
New York State Thruway Authority
5.000%, 01/01/2032	1,020,000	1,167,784
5.000%, 01/01/2035	1,000,000	1,181,515
New York State Thruway Authority Highway & Bridge Trust Fund
5.000%, 04/01/2032	750,000	770,186

Port Authority of New York & New Jersey
5.000%, 10/15/2033	1,250,000	1,475,832
5.000%, 11/15/2033	700,000	872,301
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2029	195,000	224,224
State of New York Mortgage Agency
2.300%, 10/01/2027	700,000	728,435
2.650%, 04/01/2029	500,000	529,601
Triborough Bridge & Tunnel Authority
2.795%, 11/15/2032 (a)	865,000	707,406
5.000%, 11/15/2034	1,000,000	1,274,850
Utility Debt Securitization Authority
5.000%, 12/15/2034	1,125,000	1,355,487
		37,583,280
Texas - 8.03%
City of Houston, TX Combined Utility System Revenue
5.000%, 11/15/2033	1,305,000	1,745,291
Texas Municipal Gas Acquisition and Supply Corp I
6.250%, 12/15/2026	1,520,000	1,783,089
		3,528,380
TOTAL MUNICIPAL BONDS (Cost $41,292,402)		43,221,814

	Shares
Money Market Funds - 0.80%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.010% (b)	351,440	351,440
Total Money Market Funds (Cost $351,440)		351,440

Total Investments (Cost $41,643,842) - 99.17%		43,573,254
Other Assets in Excess of Liabilities - 0.83%		366,686
Total Net Assets - 100.00%		$43,939,940

Percentages are stated as a percent of net assets.

(a)	Zero coupon bond; effective yield is shown.
(b)	The rate shown represents the seven day yield as of August 31, 2021.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2021.

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$46,384,539	$32,024,796	$-	$78,409,335
Preferred Stock	123,747	191,435	-	315,182
Real Estate Investment Trusts	969,208	890,743	-	1,859,951
Total Equity Securities	47,477,494	33,106,974	-	80,584,468
Money Market Funds	448,491	-	-	448,491
Total Investments in Securities	$47,925,985	$33,106,974	$-	$81,032,959

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$2,499,514	$-	$2,499,514
Corporate Bonds	-	17,709,641	-	17,709,641
Mortgage Backed Securities	-	12,777,986	-	12,777,986
Municipal Bonds	-	14,045,117	-	14,045,117
U.S. Treasury Bills	-	1,102,971	-	1,102,971
U.S. Government Notes/Bonds	-	13,253,979	-	13,253,979
U.S. Government Agency Issues	-	6,061,809	-	6,061,809
Total Fixed Income Securities	-	67,451,017	-	67,451,017
Exchange-Traded Funds	2,477,869	-	-	2,477,869
Money Market Funds	151,084	-	-	151,084
Total Investments in Securities	$2,628,953	$67,451,017	$-	$70,079,970

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$92,105,528	$-	$92,105,528
Total Fixed Income Securities	-	92,105,528	-	92,105,528
Money Market Funds	699,285	-	-	699,285
Total Investments in Securities	$699,285	$92,105,528	$-	$92,804,813

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$43,221,814	$-	$43,221,814
Total Fixed Income Securities	-	43,221,814	-	43,221,814
Money Market Funds	351,440	-	-	351,440
Total Investments in Securities	$351,440	$43,221,814	$-	$43,573,254

Climate Solutions Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$58,949,332	$39,913,042	$-	$98,862,374
Real Estate Investment Trusts	1,916,687	-	-	1,916,687
Total Equity Securities	60,866,019	39,913,042	-	100,779,061
Money Market Funds	5,930,025	-	-	5,930,025
Total Investments in Securities	$66,796,044	$39,913,042	$-	$106,709,086

The Funds held no Level 3 securities during the period ended August 31, 2021.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2021.